Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

	Payments due by years
($000s)	Total	2024	2025-26	2027-28	2029-30
2022 Secured Note – interest	135,576	19,368	38,736	38,736	38,736
2023 Secured Note – interest	99,488	-	47,840	25,824	25,824
Capital expenditure obligations	18,434	18,434	-	-	-
Flow-through share expenditures	19,554	19,554	-	-	-
Mineral interests	7,967	758	1,527	2,403	3,279
Lease obligation	1,542	905	337	150	150
	282,561	59,019	88,440	67,113	67,989

In 2022, the Company entered into a Facilities Agreement with BC Hydro covering the design and construction of facilities by BC Hydro to supply construction phase hydro-sourced electricity to the KSM project.

The cost to complete the construction is estimated to be $32.9 million of which the Company has paid $24.9 million to BC Hydro and the remaining balance was paid subsequent to the year end. In addition, the Facilities Agreement requires $59.8 million in security or cash from the Company for BC Hydro system reinforcement which is required to make the power available of which the Company has paid $57.1 million to BC Hydro and the remaining balance was paid subsequent to the year end. The $59.8 million system reinforcement security will be forgiven annually, typically over a period of less than 8 years, based on project power consumption. Prepayments to complete the design and construction amounted to $92.7 million inclusive of $10.6 million, accrued as at December 31, 2023, paid subsequent to December 31, 2023. On March 21, 2024, the Company signed an amendment to the Facilities Agreement with BC Hydro for additional payments that are scheduled for $14.0 million in July 2024 and $40.0 million in December 2024 (refer to Note 15).

Prior to its maturity, the 2022 Secured Note bears interest at 6.5%, or US$14.6 million per annum, payable quarterly in arrears. The Company can elect to satisfy interest payments in cash or by delivering common shares.

Prior to its maturity, the 2023 Secured Note bears interest at 6.5% or US$9.8 million per annum, payable quarterly in arrears. Payment of quarterly interest due from the closing date to the second anniversary is deferred and US$21.5 million must be paid on or before 30 months after the closing date. Ongoing quarterly interest can be satisfied by way of cash, common shares or increasing the NSR percentage from 1 to 1.2%. Refer to Note 12 for details on the secured note liabilities.